DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS	DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS
Restructuring Charges
During 2022, Dotdash Meredith management committed to several actions to improve efficiencies and better align its cost structure following the acquisition of Meredith on December 1, 2021, which included: (i) the discontinuation of certain print publications and the shutdown of PeopleTV, for which the related expense was primarily reflected in the first quarter of 2022, (ii) a voluntary retirement program, for which the related expense was primarily reflected in the first half of 2022, (iii) the consolidation of certain leased office space, for which the related expense was reflected in the third quarter of 2022 and (iv) a reduction in force plan, which was announced in the first quarter of 2022. These actions resulted in $80.2 million of restructuring charges incurred for the year ended December 31, 2022. During 2024 and 2023, Dotdash Meredith recorded adjustments related to certain of these restructurings and no liability remains as of December 31, 2024.
A summary of the charges incurred, reversals of initial costs, payments and related accruals is presented below. As of December 31, 2024, there are no expected remaining costs associated with the 2022 restructuring events.

		Year Ended December 31, 2024
	Accrued December 31, 2023	Charges Incurred	Reversal of Initial Cost	Payments	Accrued December 31, 2024	Cumulative Charges Incurred
	(In thousands)
Digital	$473	$—	$(223)	$(250)	$—	$38,546
Print	1,119	94	(108)	(1,105)	—	33,398
Other(a)	298	36	—	(334)	—	7,568
Total	$1,890	$130	$(331)	$(1,689)	$—	$79,512
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(a)    Other comprises unallocated corporate expenses, which are corporate overhead expenses not attributable to the Digital or Print segments.

		Year Ended December 31, 2023
	Accrued December 31, 2022	Charges Incurred	Reversal of Initial Cost	Payments	Accrued December 31, 2023
		(In thousands)
Digital	$10,950	$1,371	$(1,827)	$(10,021)	$473
Print	12,055	1,625	(1,645)	(10,916)	1,119
Other(a)	4,389	678	(727)	(4,042)	298
Total	$27,394	$3,674	$(4,199)	$(24,979)	$1,890
The costs are allocated as follows in the statement of operations:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Cost of revenue	$(205)	$744	$24,527
Selling and marketing expense	(116)	(1,300)	17,174
General and administrative expense(b)	126	(282)	28,096
Product development expense	(6)	313	3,435
Depreciation(c)	—	—	7,006
Total	$(201)	$(525)	$80,238
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(b)    Includes impairment charge of $14.3 million of an ROU asset for the year ended December 31, 2022. See “Note 2—Summary of Significant Accounting Policies” for additional information on the impairment charges.

(c)    Includes impairment charge of $7.0 million of leasehold improvements and furniture and equipment for the year ended December 31, 2022. See “Note 2—Summary of Significant Accounting Policies” for additional information on the impairment charges.
Transaction-Related Expenses
For the year ended December 31, 2022, Dotdash Meredith incurred $7.1 million of transaction-related expenses related to the 2021 acquisition of Meredith, other than costs related to change-in-control payments.
Change-in-Control Payments
During 2022, Dotdash Meredith made the final $87.4 million in change-in-control payments, which were triggered by the acquisition and the terms of certain former executives’ contracts. These payments included amounts accrued in December 2021, as well as amounts previously accrued that became payable following the change-in-control.